Subsequent Events	6 Months Ended
Jun. 30, 2019
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Subsequent Events

NOTE 26 - SUBSEQUENT EVENTS

On July 9, 2019, Constellium SE called for redemption €100 million of the €300 million outstanding aggregate principal amount of the 4.625% Senior Notes due 2021. The redemption price for the Notes is 100% of the aggregate principal amount of the Notes redeemed, plus accrued and unpaid interest, if any, to the redemption date. The Company expects the redemption date for the Notes being redeemed to occur on August 8, 2019.